Consolidated Balance Sheets - USD ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023
Available-for-sale securities, at fair value:
Fixed maturities (amortized cost: $77,126 and $62,442)		$ 75,332.0	$ 60,378.0
Short-term investments (amortized cost: $615 and $1,790)		615.0	1,790.0
Total available-for-sale securities		75,947.0	62,168.0
Equity securities, at fair value:
Nonredeemable preferred stocks (cost: $756 and $977)		728.0	902.0
Common equities (cost: $745 and $706)		3,575.0	2,929.0
Total equity securities		4,303.0	3,831.0
Total investments		80,250.0	65,999.0
Cash and cash equivalents		143.0	85.0
Restricted cash and cash equivalents		11.0	15.0
Total cash, cash equivalents, restricted cash, and restricted cash equivalents		154.0	100.0
Accrued investment income		594.0	438.0
Premiums receivable, net of allowance for credit losses of $460 and $369		14,369.0	11,958.0
Reinsurance recoverables		4,765.0	5,094.0
Prepaid reinsurance premiums		349.0	250.0
Deferred acquisition costs		1,961.0	1,687.0
Property and equipment, net of accumulated depreciation of $1,461 and $1,655		790.0	881.0
Net federal deferred income taxes		954.0	936.0
Other assets		1,559.0	1,348.0
Total assets		105,745.0	88,691.0
Liabilities
Unearned premiums		23,858.0	20,134.0
Loss and loss adjustment expense reserves		39,057.0	34,389.0
Accounts payable, accrued expenses, and other liabilities	[1]	10,346.0	7,002.0
Debt	[2]	6,893.0	6,889.0
Total liabilities		80,154.0	68,414.0
Shareholders' Equity
Serial Preferred Shares, Series B, no par value (cumulative, liquidation preference of $1,000 per share) (authorized, issued, and outstanding 0 and 0.5)		0.0	494.0
Common shares, $1.00 par value (authorized 900; issued 798, including treasury shares of 212 and 213)		586.0	585.0
Paid-in capital		2,145.0	2,013.0
Retained earnings		24,283.0	18,801.0
Accumulated other comprehensive income (loss):
Net unrealized gains (losses) on fixed-maturity securities		(1,408.0)	(1,601.0)
Net unrealized losses on forecasted transactions		(14.0)	(14.0)
Foreign currency translation adjustment		(1.0)	(1.0)
Total accumulated other comprehensive income (loss)		(1,423.0)	(1,616.0)
Total shareholders’ equity		25,591.0	20,277.0
Total liabilities and shareholders’ equity		$ 105,745.0	$ 88,691.0

[1]	See Note 1 – Reporting and Accounting Policies, Commitments and Contingencies and Litigation Reserves, Note 12 – Litigation, and Note 14 – Dividends for further discussion.
[2]	Consists solely of long-term debt. See Note 4 – Debt for further discussion.